Note 8. Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2015
Notes
Note 8. Accounts Payable and Accrued Liabilities

Note 8. Accounts Payable and Accrued Liabilities

As of September 30, 2015 and December 31, 2014 the Company had Accounts payable and accrued liabilities of $130,354 and $2,577, respectively, which represent accrued expenses including claims brought against the company as described in Note 10 subsequent events section.